Accounts Receivable, net	3 Months Ended
Mar. 31, 2026
Receivables [Abstract]
Accounts Receivable, net	Accounts Receivable, net:
The Company’s accounts receivable include trade and other receivables as of March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Trade receivable	$102	$100
Other receivables	53	86
Grant receivable	—	5,011
Contract assets	1,860	1,499
Sales tax receivable	1,658	963
Deferred transaction costs	—	1,818
Total	$3,673	$9,477
The Company had no allowance for doubtful accounts as of March 31, 2026 and December 31, 2025.